Financial risk management - lease liabilities (Details) - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Lease Liabilities - cash outflow	SFr 365,749	SFr 395,978
Lease Liabilities - carrying amount	344,336	373,135
Less than 1 Year
Lease liabilities
Lease Liabilities - cash outflow	293,399	305,294
1 to 5 Years
Lease liabilities
Lease Liabilities - cash outflow	SFr 72,350	SFr 90,684